UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/13

Item 1. Schedule of Investments.

Franklin New York Tax-Free Income Fund
Statement of Investments, February 28, 2013 (unaudited)

		Principal Amount		Value
Municipal Bonds 90.9%				
New York 82.2%				
Albany Capital Resource Corp. Revenue, The College Saint Rose, Series A, 5.875%, 7/01/41	$	5,000,000	$	5,669,150
Albany IDA Civic Facility Revenue, St. Peter's Hospital Project,				
Series A, 5.25%, 11/15/27		5,000,000		5,593,550
Series A, 5.25%, 11/15/32		5,000,000		5,491,300
Series E, 5.50%, 11/15/27		1,135,000		1,281,676
Series E, 5.25%, 11/15/32		1,150,000		1,262,999
Amherst Development Corp. Student Housing Facility Revenue, University of Buffalo Foundation Facility, Student Housing Corp., Series A, AGMC Insured, 5.00%,				
10/01/40		3,000,000		3,251,310
10/01/45		3,800,000		4,105,292
Battery Park City Authority Revenue, Refunding, Series A, 5.00%,				
11/01/24		9,000,000		9,255,600
11/01/25		12,000,000		12,323,160
11/01/26		14,250,000		14,650,852
Buffalo and Erie County Industrial Land Development Corp. Revenue, Buffalo State College Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41		2,035,000		2,311,984
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17		2,880,000		3,259,930
Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35		2,000,000		2,086,100
Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,				
10/01/30		3,000,000		3,214,350
10/01/35		1,500,000		1,592,835
Hudson Yards Infrastructure Corp. Revenue, Series A,				
5.00%, 2/15/47		40,000,000		42,785,200
5.25%, 2/15/47		35,000,000		39,578,000
AGMC Insured, 5.00%, 2/15/47		15,000,000		16,102,200
Long Island Power Authority Electric System Revenue,				
General, Refunding, Series A, 6.00%, 5/01/33		42,000,000		50,951,040
General, Refunding, Series A, 5.00%, 9/01/42		22,000,000		24,739,440
General, Refunding, Series A, BHAC Insured, 5.50%, 5/01/33		5,000,000		5,891,300
General, Refunding, Series E, BHAC Insured, 5.00%, 12/01/22		9,200,000		10,234,908
General, Series A, AMBAC Insured, 5.00%, 9/01/34		20,670,000		21,420,528
General, Series B, 5.00%, 12/01/35		5,000,000		5,307,800
General, Series C, 5.00%, 9/01/35		16,000,000		17,167,680
Series A, AMBAC Insured, 5.00%, 9/01/29		24,000,000		25,239,360
Series C, BHAC Insured, 5.00%, 9/01/35		5,000,000		5,364,900
Madison County IDA Civic Facility Revenue,				
Colgate University Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/39		3,250,000		3,453,645
Colgate University Project, Series B, Pre-Refunded, 5.00%, 7/01/33		2,000,000		2,030,960
Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37		1,000,000		998,530
Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, NATL Insured,				
5.25%, 10/01/21		1,520,000		1,522,782
5.00%, 10/01/31		3,100,000		3,103,689
Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative Educational Services Project, Series A, XLCA Insured, 5.00%,				
7/01/29		5,710,000		5,780,290
7/01/34		3,000,000		3,027,300
MTA Commuter Facilities Revenue,				
Series 8, Pre-Refunded, 5.50%, 7/01/21		5,000,000		5,085,450
Series R, Pre-Refunded, 5.50%, 7/01/17		2,000,000		2,237,000
MTA Dedicated Tax Fund Revenue,				
Refunding, Series A, 5.00%, 11/15/29		17,170,000		20,550,430
Series A, 5.50%, 11/15/39		22,845,000		26,018,399
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/29		25,800,000		27,721,842
Series A, NATL Insured, 5.00%, 11/15/35		66,430,000		71,911,804
Series B, 5.00%, 11/15/34		63,750,000		72,129,937
Series B, NATL Insured, 4.75%, 11/15/26		5,200,000		5,610,280
Series B, NATL Insured, 5.00%, 11/15/31		40,000,000		44,660,800
MTA Revenue,				
Series A, 5.00%, 11/15/37		48,000,000		52,724,160
Series A, NATL RE, FGIC Insured, 5.00%, 11/15/32		10,355,000		10,558,476

Franklin New York Tax-Free Income Fund
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Series B, 5.00%, 11/15/37	25,000,000	27,460,500
Series B, Pre-Refunded, 5.125%, 11/15/24	20,000,000	20,684,600
Series B, Pre-Refunded, 5.25%, 11/15/32	28,720,000	29,728,072
Transportation, AGMC Insured, 5.00%, 11/15/29	3,400,000	4,016,250
Transportation, AGMC Insured, 5.00%, 11/15/30	4,685,000	5,511,528
Transportation, AGMC Insured, 5.00%, 11/15/31	3,500,000	4,100,670
Transportation, AGMC Insured, 5.00%, 11/15/32	2,160,000	2,510,114
Transportation, Series A, 5.00%, 11/15/30	5,300,000	6,209,586
Transportation, Series A, 5.00%, 11/15/33	5,520,000	6,367,872
Transportation, Series A, 5.00%, 11/15/35	43,895,000	47,517,215
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	9,711,055
Transportation, Series A, AGMC Insured, 5.00%, 11/15/25	2,000,000	2,417,400
Transportation, Series A, AGMC Insured, 5.00%, 11/15/26	2,290,000	2,745,275
Transportation, Series A, AGMC Insured, 5.00%, 11/15/27	3,195,000	3,802,018
Transportation, Series A, AGMC Insured, 5.00%, 11/15/28	2,000,000	2,374,120
Transportation, Series C, 6.50%, 11/15/28	15,000,000	18,919,500
Transportation, Series C, 5.00%, 11/15/47	16,125,000	17,943,900
Transportation, Series F, 5.00%, 11/15/35	11,000,000	11,670,450
MTA Service Contract Revenue,		
Commuter Facilities, Series 7, ETM, zero cpn., 7/01/13	2,065,000	2,063,080
Transit Facilities, Series 7, ETM, zero cpn., 7/01/13	7,935,000	7,927,620
Nassau County GO,		
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/30	5,735,000	6,331,612
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/31	6,025,000	6,633,043
General Improvement, Series C, Assured Guaranty, 5.125%, 10/01/35	27,210,000	29,885,831
General Improvement, Series C, Assured Guaranty, 5.25%, 10/01/39	28,190,000	30,890,038
Sewer and Storm Water Resources, Series D, Assured Guaranty, 5.25%, 10/01/39	7,620,000	8,349,844
Nassau County Sewer and Storm Water Finance Authority System Revenue, Refunding, Series A, BHAC Insured, 5.375%, 11/01/28	2,000,000	2,339,360
New York City Educational Construction Fund Revenue,		
5.75%, 4/01/41	20,000,000	24,252,000
Series A, BHAC Insured, 5.00%, 4/01/37	19,750,000	21,151,262
New York City GO,		
Citysavers, Series B, zero cpn., 6/01/13	1,030,000	1,104,582
Citysavers, Series B, zero cpn., 12/01/13	1,030,000	1,099,041
Citysavers, Series B, zero cpn., 6/01/14	1,030,000	1,090,688
Citysavers, Series B, zero cpn., 12/01/14	1,030,000	1,084,075
Citysavers, Series B, zero cpn., 6/01/15	1,030,000	1,072,240
Citysavers, Series B, zero cpn., 12/01/15	1,030,000	1,064,577
Citysavers, Series B, zero cpn., 6/01/16	1,030,000	1,053,237
Citysavers, Series B, zero cpn., 12/01/16	1,030,000	1,045,141
Citysavers, Series B, zero cpn., 6/01/17	1,030,000	1,028,846
Citysavers, Series B, zero cpn., 12/01/17	1,030,000	1,019,978
Citysavers, Series B, zero cpn., 6/01/18	1,030,000	1,005,424
Citysavers, Series B, zero cpn., 12/01/18	1,005,000	972,026
Citysavers, Series B, zero cpn., 12/01/19	1,030,000	968,931
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	8,596,600
Fiscal 2003, Series I, Pre-Refunded, 5.00%, 3/01/29	10,000,000	10,000,000
Fiscal 2003, Series I, Pre-Refunded, 5.00%, 3/01/30	14,785,000	14,785,000
Refunding, Series A, AGMC Insured, 5.00%, 8/01/26	9,450,000	10,510,668
Refunding, Series C, 5.00%, 8/01/25	7,575,000	9,035,233
Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,604,874
Refunding, Series D, 5.125%, 8/01/19	10,000	10,034
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	15,000,000	16,732,200
Refunding, Series I, 5.00%, 8/01/25	16,780,000	20,433,342
Refunding, Series I, 5.00%, 8/01/26	11,000,000	13,291,960
Refunding, Series I, 5.00%, 8/01/27	10,000,000	12,000,100
Savers, Series B, zero cpn., 6/01/19	1,030,000	978,572
Series A, Sub Series A-1, 5.00%, 10/01/28	21,045,000	25,162,454
Series A, Sub Series A-1, 5.00%, 10/01/29	7,355,000	8,787,166
Series D, 5.50%, 6/01/24	155,000	155,564
Series D, 5.00%, 8/01/24	36,990,000	45,569,830
Series D, 5.00%, 8/01/25	30,000,000	36,839,700
Series D, 5.125%, 12/01/28	10,230,000	11,758,157
Series D, Pre-Refunded, 5.00%, 10/15/29	5,000,000	5,145,250

Franklin New York Tax-Free Income Fund
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Series E, Sub Series E-1, 6.00%, 10/15/23	7,000,000	8,638,000
Series E, Sub Series E-1, 6.25%, 10/15/28	10,000,000	12,292,600
Series F, 5.30%, 1/15/26	2,310,000	2,317,646
Series H, AGMC Insured, 5.375%, 8/01/27	125,000	125,435
Series H, NATL Insured, 5.125%, 8/01/25	80,000	80,258
Series I, Sub Series I-1, 5.375%, 4/01/36	17,500,000	20,533,100
Series J, Sub Series J-1, 5.00%, 5/15/33	19,500,000	22,498,515
Series J, Sub Series J-1, AMBAC Insured, 5.00%, 6/01/23	20,000,000	22,543,000
New York City HDC, MFHR,		
Series A-1, 4.80%, 11/01/35	5,610,000	5,893,137
Series C-1, 5.25%, 11/01/29	6,110,000	6,581,448
Series C-1, 5.50%, 11/01/34	3,000,000	3,263,700
Series C-1, 5.55%, 11/01/39	3,300,000	3,524,499
Series C-1, 5.70%, 11/01/46	12,500,000	13,408,875
New York City IDA Civic Facility Revenue,		
Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35	1,420,000	1,457,701
Institute of International Education Inc. Project, 5.25%, 9/01/21	1,530,000	1,533,672
Institute of International Education Inc. Project, 5.25%, 9/01/31	5,235,000	5,243,481
Polytechnic Prep Country Day School, AGMC Insured, 5.375%, 5/01/29	980,000	980,000
New York City IDAR, Yankee Stadium Project, Pilot, Assured Guaranty, 7.00%, 3/01/49	19,000,000	23,478,110
New York City Municipal Water Finance Authority Water and Sewer System Revenue,		
Fiscal 2004, Refunding, Series C, 5.00%, 6/15/35	9,250,000	9,742,840
Fiscal 2004, Refunding, Series C, Pre-Refunded, 5.00%, 6/15/35	750,000	794,918
Refunding, Series A, 5.00%, 6/15/38	52,000,000	57,597,800
Refunding, Series A, 5.00%, 6/15/39	34,950,000	37,523,368
Refunding, Series B, 5.00%, 6/15/36	26,700,000	28,645,629
Refunding, Series D, 5.00%, 6/15/37	4,865,000	5,258,481
Refunding, Series D, AMBAC Insured, 5.00%, 6/15/39	7,900,000	8,481,677
Second General Fiscal, Series BB, AGMC Insured, 5.00%, 6/15/47	9,960,000	11,311,273
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	7,500,000	8,544,300
Second General Resolution, Refunding, Series AA, 4.75%, 6/15/37	40,000,000	43,538,400
Second General Resolution, Refunding, Series AA, 5.00%, 6/15/37	20,860,000	23,159,398
Second General Resolution, Refunding, Series EE, 5.375%, 6/15/43	39,150,000	45,881,451
Second General Resolution, Refunding, Series GG-1, 5.00%, 6/15/39	33,115,000	37,792,825
Series A, 5.75%, 6/15/40	6,550,000	7,767,055
Series D, AGMC Insured, 5.00%, 6/15/38	59,000,000	65,579,680
Series FF, 5.00%, 6/15/45	25,830,000	29,291,478
New York City Transitional Finance Authority Building Aid Revenue,		
Fiscal 2007, Series S-1, NATL RE, FGIC Insured, 5.00%, 7/15/31	8,200,000	9,051,652
Fiscal 2007, Series S-2, NATL RE, FGIC Insured, 5.00%, 1/15/37	22,000,000	23,633,720
Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34	75,000,000	81,841,500
Fiscal 2008, Series S-1, 5.00%, 1/15/27	10,000,000	11,412,700
Fiscal 2009, Series S-1, 5.75%, 7/15/38	30,000,000	34,602,000
Fiscal 2009, Series S-2, 6.00%, 7/15/38	50,000,000	58,291,000
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	32,607,756
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	34,840,200
Fiscal 2009, Series S-5, 5.25%, 1/15/39	31,730,000	35,269,481
Fiscal 2013, Series S-1, 5.00%, 7/15/37	32,000,000	36,626,560
New York City Transitional Finance Authority Revenue,		
Future Tax Secured, Refunding, Series B, NATL Insured, 5.00%, 8/01/32	25,000	25,493
Future Tax Secured, Refunding, Sub Series B, 5.00%, 11/01/29	15,000,000	18,013,500
Future Tax Secured, Refunding, Sub Series B, 5.00%, 11/01/30	22,000,000	26,316,180
Future Tax Secured, Refunding, Sub Series B, 5.00%, 11/01/31	20,000,000	23,830,000
Future Tax Secured, Refunding, Sub Series B, 5.00%, 11/01/32	15,000,000	17,802,450
Future Tax Secured, Series A, 5.00%, 5/01/38	20,000,000	22,339,400
Future Tax Secured, Series A, Pre-Refunded, 5.25%, 8/01/31	30,605,000	31,232,402
Future Tax Secured, Series A, Pre-Refunded, 5.00%, 5/01/34	2,465,000	3,043,881
Future Tax Secured, Series A, Sub Series A-1, 5.00%, 5/01/34	17,535,000	20,324,643
Future Tax Secured, Series B, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	14,975,000	15,266,863
Future Tax Secured, Series C, NATL Insured, 5.00%, 5/01/29	5,000	5,017
Future Tax Secured, Series D, 5.00%, 2/01/27	10,115,000	10,148,177
Future Tax Secured, Series D, Sub Series D-1, 5.00%, 11/01/38	12,600,000	14,445,900
Future Tax Secured, Series E, 5.00%, 2/01/27	6,595,000	6,616,632
Future Tax Secured, Series E, 5.00%, 2/01/33	455,000	456,465
Future Tax Secured, Series E, Sub Series E-1, 5.00%, 2/01/37	10,000,000	11,510,400

Franklin New York Tax-Free Income Fund
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Future Tax Secured, Series E, Sub Series E-1, 5.00%, 2/01/42	16,000,000	18,216,000
Future Tax Secured, Series F, Sub Series F-1, 5.00%, 5/01/34	10,000,000	11,703,900
Future Tax Secured, Series F, Sub Series F-1, 5.00%, 5/01/39	40,000,000	45,844,400
sub. bond, Future Tax Secured, Series C, 5.00%, 11/01/39	17,250,000	19,530,450
New York City Trust for Cultural Resources Revenue, Wildlife Conservation Society, NATL RE, FGIC Insured, 5.00%, 2/01/34	10,500,000	10,796,415
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%,		
11/15/35	33,130,000	36,005,684
11/15/44	41,000,000	44,109,030
New York Liberty Development Corp. Liberty Revenue,		
One World Trade Center, Port Authority Consolidated, 5.25%, 12/15/43	50,000,000	57,416,500
Second Priority, Bank of America Tower at One Bryant Park Project, Class 2, Refunding, 5.625%, 7/15/47	17,500,000	20,141,450
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000	20,720,880
New York Liberty Development Corp. Revenue,		
5.50%, 10/01/37	27,000,000	33,298,020
Goldman Sachs Headquarters, 5.25%, 10/01/35	86,360,000	103,169,110
New York State Dormitory Authority Lease Revenue,		
Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured, 5.00%, 8/15/27	10,000,000	10,847,900
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,960,898
Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/33	12,650,000	12,780,295
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	7,250,000	7,995,662
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/25	13,500,000	16,442,325
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/28	4,000,000	4,737,320
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/29	3,000,000	3,536,970
Third General Resolution, State University Educational Facilities, Refunding, Series A, 5.00%, 5/15/30	1,000,000	1,174,550
New York State Dormitory Authority Revenue,		
Memorial Sloan-Kettering Cancer Center, Series 1, NATL Insured, Pre-Refunded, 5.00%, 7/01/24	2,000,000	2,030,960
Mortgage, St. Barnabas Hospital, Series A, FHA Insured, 5.125%, 2/01/22	4,000,000	4,012,320
Mortgage, St. Barnabas Hospital, Series A, FHA Insured, 5.00%, 2/01/31	5,500,000	5,515,070
North Shore Long Island Jewish Obligated Group, Pre-Refunded, 5.50%, 5/01/33	2,500,000	2,520,750
Upstate Community Colleges, Series A, 5.00%, 7/01/27	3,720,000	3,746,821
New York State Dormitory Authority Revenues,		
853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19	1,100,000	1,104,290
Buena Vida Nursing Home, Series A, 5.25%, 7/01/28	4,730,000	4,745,704
Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded, 5.00%, 7/01/29	9,700,000	10,287,820
Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded, 5.125%, 7/01/34	15,000,000	15,933,600
Insured Mortgage, Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33	11,000,000	11,412,500
Maimonides Medical Center, NATL Insured, 5.00%, 8/01/24	6,160,000	6,409,542
Mental Health Services Facilities Improvement, Series A, AMBAC Insured, 5.00%, 2/15/30	5,000,000	5,346,050
Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33	35,000,000	36,053,850
Montefiore Hospital, NATL RE, FGIC Insured, 5.00%, 8/01/29	5,995,000	6,241,335
New York University, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/34	15,200,000	15,934,616
Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/37	10,720,000	11,359,341
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	4,222,350
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34	10,000,000	11,592,700
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39	22,000,000	25,336,080
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC Insured, 5.25%, 7/01/30	5,150,000	6,061,704
Non-State Supported Debt, Fashion Institute Student Housing Corp., NATL RE, FGIC Insured, 5.25%, 7/01/34	13,220,000	15,872,990
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/33	11,000,000	12,034,660
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,393,800
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27	1,500,000	1,658,865
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.25%, 7/01/27	2,500,000	2,764,775
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.125%, 7/01/37	3,000,000	3,231,240
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.25%, 8/15/34	3,750,000	4,604,700
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.00%, 8/15/38	3,250,000	3,916,673
Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%, 8/15/29	10,250,000	10,559,755
Non-State Supported Debt, Hospital for Special Surgery, NATL Insured, 5.00%, 8/15/33	5,200,000	5,337,384
Non-State Supported Debt, Montefiore Medical Center, NATL RE, FGIC Insured, 5.00%, 2/01/28	10,060,000	10,494,290
Non-State Supported Debt, Mortgage Hospital, Montefiore, FHA Insured, 5.00%, 8/01/24	2,500,000	2,841,225
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Refunding, NATL Insured, 5.00%, 7/01/35	10,000,000	10,579,900
Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/27	5,000,000	5,583,250
Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/28	5,000,000	5,575,950
Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Series 2, Sub Series 2-5, 5.00%, 1/15/32	20,000,000	21,957,400

Franklin New York Tax-Free Income Fund
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Non-State Supported Debt, New York University, AMBAC Insured, 5.00%, 7/01/26	5,475,000	6,273,967
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/38	27,800,000	31,375,358
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/39	20,000,000	22,969,600
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	11,440,500
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/27	5,470,000	6,258,336
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,622,400
Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%, 7/01/37	10,000,000	11,126,300
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/37	3,475,000	4,021,096
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/38	26,995,000	30,466,827
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/39	19,650,000	22,567,632
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/42	6,500,000	7,436,325
Non-State Supported Debt, New York University, Series B, 5.25%, 7/01/48	49,665,000	56,509,334
Non-State Supported Debt, New York University, Series C, 5.00%, 7/01/38	25,000,000	28,215,250
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/22	2,300,000	2,645,920
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/32	6,250,000	6,689,250
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/21	5,590,000	6,465,394
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.00%, 5/01/23	2,150,000	2,446,937
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Refunding, Series E, 5.50%, 5/01/33	3,000,000	3,433,080
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/25	3,000,000	3,125,520
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/30	8,750,000	9,911,737
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/30	3,000,000	3,449,460
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	13,000,000	14,727,830
Non-State Supported Debt, North Shore Long Island Jewish Obligated Group, Series B, 5.00%, 5/01/39	10,000,000	11,375,800
Non-State Supported Debt, NYSARC Inc., Refunding, Series A, AGMC Insured, 5.00%, 7/01/34	5,510,000	5,726,268
Non-State Supported Debt, NYU Hospitals Center, Series A, 6.00%, 7/01/40	4,500,000	5,371,560
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, 5.00%, 7/01/29	3,775,000	4,176,924
Non-State Supported Debt, Residential Institution for Children, 5.00%, 6/01/38	5,000,000	5,633,600
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 5.00%, 7/01/38	1,275,000	1,463,101
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 5.00%, 7/01/42	1,500,000	1,710,885
Non-State Supported Debt, School District Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	7,645,000	8,822,406
Non-State Supported Debt, School District Financing Program, Series C, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,426,400
Non-State Supported Debt, School District Financing Program, Series C, AGMC Insured, 5.00%, 10/01/37	6,550,000	7,018,849
Non-State Supported Debt, School Districts Bond Financing, Refunding, Series C, NATL Insured, 5.00%, 4/01/35	7,525,000	7,835,782
Non-State Supported Debt, School Districts Bond Financing, Series B, NATL Insured, 5.00%, 10/01/34	5,000,000	5,229,250
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/21	5,000,000	5,990,800
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/22	7,145,000	8,445,890
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%, 10/01/24	12,730,000	14,865,076
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 5.625%, 10/01/29	3,000,000	3,480,090
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.00%, 10/01/31	4,000,000	4,491,640
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.125%, 10/01/36	5,000,000	5,535,050
Non-State Supported Debt, Series A, 5.00%, 7/01/37	7,000,000	8,100,050
Non-State Supported Debt, Student Housing Corp., NATL RE, FGIC Insured, 5.25%, 7/01/26	6,105,000	7,277,648
Non-State Supported Debt, The New School, 5.50%, 7/01/40	10,000,000	11,371,400
Non-State Supported Debt, The New School, AGMC Insured, 5.50%, 7/01/43	13,000,000	14,764,750
Non-State Supported Debt, The New School, Refunding, NATL Insured, 5.00%, 7/01/46	12,000,000	12,490,440
Non-State Supported Debt, The New York and Presbyterian Hospital, AGMC Insured, Pre-Refunded, 5.00%, 8/15/36	13,990,000	14,947,476
Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA Insured, 4.75%, 2/15/37	4,890,000	5,120,612
Non-State Supported Debt, University Rochester, Series A, 5.125%, 7/01/39	10,500,000	12,036,045
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	12,049,730
Non-State Supported Debt, Yeshiva University, Refunding, 5.00%, 9/01/38	14,535,000	15,870,040
Secondarily Insured, Lease, State University, AMBAC Insured, 5.00%, 7/01/32	5,000,000	5,578,450
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding, Series A, Assured Guaranty, 5.50%, 5/15/22	5,000,000	6,429,000
Siena College, NATL Insured, 5.00%, 7/01/31	3,500,000	3,505,180
Skidmore College, NATL RE, FGIC Insured, 5.00%, 7/01/33	6,565,000	6,718,227
State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23	1,705,000	1,720,396
State Supported Debt, AGMC Insured, 5.00%, 2/15/33	13,280,000	14,696,179
State Supported Debt, AGMC Insured, 5.00%, 2/15/38	22,260,000	24,293,451
State Supported Debt, Lease, State University Dormitory Facilities, Series A, NATL Insured, 5.00%, 7/01/36	4,670,000	4,953,936
State Supported Debt, Mental Health Facilities, Series B, 5.00%, 2/15/28	7,690,000	7,921,546
State Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 5.00%, 2/15/28	1,505,000	1,569,896
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured, 5.00%, 2/15/32	28,000,000	30,968,560
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured, 5.00%, 2/15/32	8,680,000	9,600,254
State Supported Debt, Mental Health Services Facilities Improvement, Series E, 5.00%, 2/15/30	12,100,000	12,937,441
State Supported Debt, State University Dormitory Facilities, 5.00%, 7/01/33	14,210,000	15,693,524

Franklin New York Tax-Free Income Fund
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

State Supported Debt, State University Dormitory Facilities, 5.00%, 7/01/38	10,785,000	11,749,610
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/25	2,500,000	3,044,650
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/26	2,500,000	3,028,350
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/27	3,200,000	3,849,664
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/28	2,500,000	2,989,200
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/29	2,250,000	2,677,995
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,928,400
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/31	3,285,000	3,880,143
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/32	3,000,000	3,530,040
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/37	25,000,000	28,819,000
State Supported Debt, State University Dormitory Facilities, Refunding, Series A, 5.00%, 7/01/42	15,000,000	17,108,850
State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/28	3,250,000	3,257,378
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31	20,000,000	23,853,800
W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26	6,800,000	6,825,908
Yeshiva University, AMBAC Insured, 5.125%, 7/01/29	13,260,000	13,686,707
Yeshiva University, AMBAC Insured, 5.125%, 7/01/34	23,510,000	24,235,519
New York State Dormitory Authority State Personal Income Tax Revenue,		
Education, Refunding, Series C, 5.75%, 3/15/32	29,870,000	36,619,126
Education, Series A, 5.00%, 3/15/36	7,395,000	8,216,437
Education, Series A, 5.00%, 3/15/37	49,750,000	56,011,535
Education, Series A, 5.00%, 3/15/38	5,000,000	5,677,400
Education, Series C, 5.00%, 12/15/31	17,305,000	19,823,051
Education, Series C, 5.00%, 12/15/35	10,000,000	11,383,300
Education, Series C, Pre-Refunded, 5.75%, 3/15/32	230,000	292,981
Education, Series D, 5.00%, 3/15/36	46,500,000	52,499,430
General Purpose, Refunding, Series D, 5.00%, 2/15/28	10,000,000	11,930,600
General Purpose, Refunding, Series D, 5.00%, 2/15/29	15,000,000	17,816,850
Series A, 5.00%, 2/15/34	16,525,000	19,260,053
Series A, 5.00%, 2/15/39	20,705,000	23,437,439
New York State Energy Research and Development Authority PCR, Niagara Mohawk Power Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25	20,000,000	20,069,000
New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%, 6/15/14	645,000	648,128
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue, Revolving Funds, New York City Municipal Water Finance Authority Projects,		
Refunding, Series A, 5.00%, 6/15/37	2,700,000	3,067,470
Refunding, Series B, 5.00%, 6/15/33	6,510,000	7,529,336
Refunding, Series B, 5.00%, 6/15/37	5,310,000	6,032,691
Series A, 5.125%, 6/15/38	35,000,000	40,065,200
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,898,800
New York State HFA State Personal Income Tax Revenue,		
Economic Development and Housing, Series A, NATL RE, FGIC Insured, 5.00%, 9/15/34	11,580,000	12,461,354
Series A, 5.00%, 3/15/34	10,000,000	11,418,100
Series A, 5.00%, 3/15/38	15,000,000	17,036,100
New York State HFAR,		
Affordable Housing, Series B, 4.85%, 11/01/41	8,500,000	9,377,540
Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18	2,395,000	2,402,448
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.10%, 11/01/15	660,000	661,630
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	1,035,000	1,037,142
MFH, Affordable Housing, Series B, 4.50%, 11/01/29	1,500,000	1,652,130
New York State Medical Care Facilities Finance Agency Revenue, Security Mortgage, 2008, Series A, 6.375%, 11/15/20	2,310,000	2,314,851
New York State Municipal Bond Bank Agency Special School Purpose Revenue, Series C, Pre-Refunded,		
5.25%, 6/01/21	5,110,000	5,171,729
5.25%, 12/01/21	8,025,000	8,121,942
5.25%, 6/01/22	3,400,000	3,441,072
5.25%, 12/01/22	5,000,000	5,060,400
5.00%, 6/01/23	5,925,000	5,993,019
5.00%, 12/01/23	3,000,000	3,034,440
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,988,800
New York State Thruway Authority General Revenue,		
AMBAC Insured, 5.00%, 1/01/30	10,000,000	10,565,300
Refunding, Series G, AGMC Insured, 5.00%, 1/01/30	10,000,000	10,717,300
Refunding, Series H, AGMC Insured, 5.00%, 1/01/32	10,000,000	11,283,900
Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/37	54,810,000	61,393,777
Series G, AGMC Insured, 5.00%, 1/01/32	35,000,000	37,386,650
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000	11,201,200

Franklin New York Tax-Free Income Fund
Statement of Investments, February 28, 2013 (unaudited) *(continued)*

Series I, 5.00%, 1/01/42	30,000,000	33,654,900
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue, Series A,		
5.00%, 4/01/26	13,655,000	16,471,890
5.00%, 4/01/27	27,000,000	32,351,130
5.00%, 4/01/28	11,600,000	13,816,180
5.00%, 4/01/30	9,000,000	10,631,790
5.00%, 4/01/31	10,250,000	12,063,327
5.00%, 4/01/32	11,100,000	12,870,672
AGMC Insured, 5.00%, 4/01/24	7,420,000	8,410,644
New York State Urban Development Corp. Revenue,		
Empire State Development Corp., Series B, 5.00%, 1/01/26	8,830,000	10,041,299
Empire State Development Corp., Series B, 5.00%, 1/01/27	7,730,000	8,753,065
Empire State Development Corp., Series B, 5.00%, 1/01/28	5,460,000	6,159,317
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 3/15/29	7,000,000	7,347,060
Personal Income Tax, Series C-1, Pre-Refunded, 5.00%, 3/15/25	3,225,000	3,229,322
Refunding, Series D, 5.625%, 1/01/28	3,780,000	4,334,564
State Personal Income Tax, Series A-1, 5.00%, 12/15/27	5,000,000	5,856,750
State Personal Income Tax, Series B-1, 5.00%, 3/15/36	10,000,000	11,390,800
Niagara Falls City School District COP, High School Facility, Refunding, AGMC Insured, 5.00%, 6/15/28	4,155,000	4,325,272
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,023
Niagara Falls Public Water Authority Revenue, Series A, NATL Insured, 5.00%, 7/15/34	9,000,000	9,040,860
North Hempstead GO, Refunding, Series B, NATL RE, FGIC Insured, 6.40%,		
4/01/15	1,065,000	1,181,245
4/01/16	1,000,000	1,164,950
Orangetown Housing Authority Housing Facilities Revenue, Capital Appreciation, Senior Housing Center Project, Refunding, NATL Insured, zero cpn., 4/01/30	19,270,000	7,681,022
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured, 5.00%, 12/15/30	1,805,000	1,935,610
Port Authority of New York and New Jersey Revenue, Consolidated,		
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	30,000,000	32,897,400
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	74,235,000	80,690,476
One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000	28,410,750
One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	32,843,950
One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	28,868,500
Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36	20,240,000	20,601,486
Rockland County IDA Civic Facility Revenue, Nyack Library Project, Series A, AMBAC Insured, 5.00%,		
12/01/32	2,000,000	2,108,400
12/01/37	3,320,000	3,456,020
Sachem CSD Holbrook GO,		
NATL Insured, Pre-Refunded, 5.00%, 6/15/30	1,000,000	1,013,060
Series B, NATL Insured, Pre-Refunded, 5.00%, 10/15/27	3,885,000	3,996,616
Series B, NATL Insured, Pre-Refunded, 5.00%, 10/15/28	2,000,000	2,057,460
Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,		
10/15/29	5,195,000	5,544,416
10/15/32	94,975,000	101,315,531
Saratoga County Water Authority Revenue, Water System, 5.00%, 9/01/48	7,225,000	7,784,359
Schenectady IDA Civic Facility Revenue,		
Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30	2,845,000	2,848,414
Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35	2,375,000	2,377,494
Union College Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	2,395,000	2,432,075
Suffolk County IDA Civic Facility Revenue, New York Institute of Technology Project, Refunding, 5.00%, 3/01/26	2,000,000	2,066,100
Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,		
5.25%, 1/01/16	1,890,000	1,891,172
5.375%, 1/01/23	4,760,000	4,760,952
Tobacco Settlement FICO Revenue, Asset-Backed, Series A-1C, AMBAC Insured, 5.25%, 6/01/21	24,000,000	24,261,120
Triborough Bridge and Tunnel Authority Revenues,		
General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	6,652,096
General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000	19,526,700
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	32,185,000	42,334,862
General, Refunding, Series B, 5.00%, 11/15/28	8,500,000	10,262,135
General, Refunding, Series B, 5.00%, 11/15/29	5,000,000	6,008,050
General, Refunding, Series B, 5.00%, 11/15/30	4,000,000	4,768,680
General, Series A, 5.00%, 11/15/35	9,155,000	10,097,233
General, Series A-2, 5.25%, 11/15/34	10,000,000	11,781,900
Pre-Refunded, 5.00%, 11/15/24	6,965,000	8,370,676
Refunding, NATL Insured, 5.00%, 11/15/26	4,180,000	4,193,376

Refunding, NATL Insured, 5.00%, 11/15/32	9,385,000	9,405,741
Refunding, Series C, 5.00%, 11/15/33	31,840,000	36,274,994
Refunding, Series C, 5.00%, 11/15/38	18,375,000	20,632,369
Refunding, Sub Series A, Build America Mutual Assurance, 5.00%, 11/15/25	5,000,000	6,118,550
Series D, 5.00%, 11/15/31	48,955,000	55,466,994
sub. bond, AMBAC Insured, Pre-Refunded, 5.00%, 11/15/28	15,000,000	15,500,400
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic, Series A, 5.125%, 9/01/40	42,500,000	46,926,800
Warren and Washington Counties IDA Civic Facility Revenue,		
Series A, AGMC Insured, 5.00%, 12/01/27	8,115,000	8,259,934
Series B, AGMC Insured, 5.00%, 12/01/27	3,680,000	3,745,725
Yonkers GO,		
Refunding, Series B, NATL Insured, 5.00%, 8/01/30	7,710,000	8,068,746
Refunding, Series B, NATL Insured, 5.00%, 8/01/35	17,130,000	17,581,889
Series A, AMBAC Insured, 5.00%, 9/01/31	12,490,000	13,045,930
Yonkers IDA Civic Facility Revenue, Sarah Lawrence College Project, Series A,		
5.75%, 6/01/24	1,150,000	1,341,475
6.00%, 6/01/29	1,000,000	1,154,720
6.00%, 6/01/41	5,000,000	5,700,850
		5,688,357,052
U.S. Territories 8.7%		
Puerto Rico 8.7%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	15,600,000	16,165,032
Puerto Rico Commonwealth GO, Public Improvement, Refunding,		
Series A, NATL Insured, 5.50%, 7/01/20	17,810,000	19,407,557
Series A-4, AGMC Insured, 5.25%, 7/01/30	14,000,000	14,751,100
Series A-4, AGMC Insured, 5.00%, 7/01/31	7,150,000	7,392,600
Series B, 6.00%, 7/01/39	20,000,000	20,960,600
Sub Series C-7, NATL Insured, 6.00%, 7/01/27	10,500,000	11,039,490
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y, Pre-Refunded,		
5.00%, 7/01/36	4,000,000	4,600,880
5.50%, 7/01/36	10,000,000	11,666,900
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding,		
Series A, 5.00%, 7/01/38	220,000	216,568
Series L, AMBAC Insured, 5.25%, 7/01/38	18,350,000	18,451,108
Series N, Assured Guaranty, 5.25%, 7/01/34	30,000,000	32,289,300
Series N, Assured Guaranty, 5.25%, 7/01/36	26,165,000	28,188,863
Series N, NATL Insured, 5.25%, 7/01/32	24,225,000	24,726,215
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series DDD, 5.00%, 7/01/22	10,000,000	10,518,500
Refunding, Series ZZ, 5.25%, 7/01/26	4,885,000	5,049,478
Series CCC, 5.25%, 7/01/27	25,000,000	25,701,500
Series CCC, 5.25%, 7/01/28	10,000,000	10,261,900
Series WW, 5.25%, 7/01/33	32,250,000	32,590,237
Series XX, 5.25%, 7/01/40	19,000,000	19,136,230
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,		
Series P, 6.50%, 7/01/30	10,000,000	10,871,300
Series P, 6.75%, 7/01/36	12,500,000	13,707,500
Series Q, 5.625%, 7/01/39	10,000,000	10,225,700
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Series A, 5.75%, 8/01/37	15,000,000	16,205,850
first sub., Series A, 5.50%, 8/01/42	50,000,000	53,242,500
first sub., Series A, 6.00%, 8/01/42	90,000,000	98,747,100
first sub., Series A, 6.50%, 8/01/44	10,000,000	11,184,300
first sub., Series C, 5.50%, 8/01/40	35,000,000	37,500,750
first sub., Series C, 5.25%, 8/01/41	25,065,000	26,446,583
Senior Series C, 5.25%, 8/01/40	7,000,000	7,655,760
		598,901,401
Total Municipal Bonds before Short Term Investments (Cost $5,778,332,279)		6,287,258,453
Short Term Investments 4.5%		
Municipal Bonds 4.5%		
New York 4.5%		
[a]Long Island Power Authority Electric System Revenue, General, Series M, Weekly VRDN and Put, 0.20%, 12/01/29	19,650,000	19,650,000

Franklin New York Tax-Free Income Fund

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

[a]New York City GO,		
Refunding, Series J, Sub Series J-4, Daily VRDN and Put, 0.12%, 8/01/25	18,215,000	18,215,000
Series E, Sub Series E-2, Daily VRDN and Put, 0.12%, 8/01/34	10,000,000	10,000,000
[a]New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Series C-4, Daily VRDN and Put, 0.11%, 11/01/36	20,000,000	20,000,000
[a]New York City Trust for Cultural Resources Revenue, Lincoln Center,		
Refunding, Series A-2, Daily VRDN and Put, 0.10%, 12/01/35	13,000,000	13,000,000
Series A, Sub Series A-1, Daily VRDN and Put, 0.12%, 12/01/35	30,000,000	30,000,000
[a]New York State Dormitory Authority Revenues, State Supported Debt, City University of New York, Consolidated Fifth General Resolution, Refunding, Series D, Weekly VRDN and Put, 0.10%, 7/01/31	1,000,000	1,000,000
[a]New York State HFAR,		
320 West 38th Street, Refunding, Series A, Weekly VRDN and Put, 0.08%, 5/01/42	22,390,000	22,390,000
Housing, College Arms Apartments, Series A, Weekly VRDN and Put, 0.12%, 5/01/48	1,000,000	1,000,000
[a]Onondaga County Trust Cultural Resource Revenue, Syracuse University Project, Series A, Weekly VRDN and Put, 0.10%, 12/01/29	60,380,000	60,380,000
[a]Syracuse IDA Civic Facility Revenue, Syracuse University Project,		
Series A-1, Daily VRDN and Put, 0.10%, 7/01/37	12,585,000	12,585,000
Series A-2, Daily VRDN and Put, 0.10%, 12/01/37	34,725,000	34,725,000
[a]Triborough New York Bridge and Tunnel Authority Revenue, General, Refunding, Series B-2A, Daily VRDN and Put, 0.10%, 1/01/32	68,560,000	68,560,000
Total Short Term Investments (Cost $311,505,000)		311,505,000
Total Investments (Cost $6,089,837,279) 95.4%		6,598,763,453
Other Assets, less Liabilities 4.6%		317,766,083
Net Assets 100.0%		$ 6,916,529,536

[a] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
HDC - Housing Development Corp.
HFA - Housing Finance Authority/Agency
HFAR - Housing Finance Authority Revenue
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
MFH - Multi-Family Housing
MFHR - Multi-Family Housing Revenue
MTA - Metropolitan Transit Authority
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCR - Pollution Control Revenue
XLCA - XL Capital Assurance

Franklin New York Tax-Free Income Fund
Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At February 28, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$ 6,091,736,131
Unrealized appreciation	$ 510,095,246
Unrealized depreciation	(3,067,924)
Net unrealized appreciation (depreciation)	$ 507,027,322

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At February 28, 2013, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date April 26, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date April 26, 2013